Schedule of financial assets and liabilities of concession (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	R$ 2,148	R$ 4,058
Assets	6,474
Current assets	1,505	258
Non-current assets	4,969	3,799
Current liabilities	51	231
Assets Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Assets	4,326	3,924
Liabilities Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	51	231
Distributions Concessions [Member] | Assets Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Assets	684	530
Gas Concessions [Member] | Assets Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Assets	34	29
Generation Receivable [Member] | Assets Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Assets	816	816
Concession Grant Fee [Member] | Assets Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Assets	2,792	2,549
C V A And Other Financial Components In Tariff Adjustments [Member] | Assets Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Assets	2,148	133
C V A And Other Financial Components In Tariff Adjustments [Member] | Liabilities Related To Infrastucture [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 51	R$ 231